LEASES (Schedule of Lease Cost) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lessee Disclosure [Abstract]
Operating lease expenses	$ 1,329	$ 1,173